Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivatives [Abstract]
Hedging Derivates [text block table]	Dec 31, 2023 Dec 31, 2022 in € m. Notional Notional Fair value hedge CHF LIBOR 0 0 GBP LIBOR 0 0 JPY LIBOR 0 0 USD LIBOR 0 12,281
Value of Derivatives held as Fair Value Hedges [text block table]	Derivatives held as fair value hedges Dec 31, 2023 2023 Dec 31, 2022 2022 in € m. Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Derivatives held as fair value hedges 2,246 6,386 99,106 1,917 2,401 7,668 95,386 (6,300) 2023 2022 in € m. Hedgeineffectiveness Hedgeineffectiveness Result of fair value hedges 140 (279)
Fair Value Hedges [text block table]	Financial instruments designated as fair value hedges Dec 31, 2023 2023 Carrying amount of Financialinstruments designated as fairvalue hedges Accumulated amount offair value hedgeadjustments - Total Accumulated amount offair value hedgeadjustments - Terminatedhedge relationships Fair Valuechanges usedfor hedgeeffectiveness in € m. Assets Liabilities Assets Liabilities Assets Liabilities Financial assets at fair value throughother comprehensive income 13,468 0 (1,277) 0 49 0 486 Bonds at amortized cost 361 0 (12) 0 (23) 0 25 Long-term debt 0 71,769 0 (3,936) 0 (184) (2,274) Deposits 0 289 0 (93) 0 0 (14) Loans at amortized cost 0 0 (1) 0 0 0 0 Dec 31, 2022 2022 Carrying amount of Financialinstruments designated as fairvalue hedges Accumulated amount offair value hedgeadjustments - Total Accumulated amount offair value hedgeadjustments - Terminatedhedge relationships Fair Valuechanges usedfor hedgeeffectiveness in € m. Assets Liabilities Assets Liabilities Assets Liabilities Financial assets at fair value throughother comprehensive income 13,459 0 (2,118) 0 (2) 0 (2,390) Bonds at amortized cost 336 0 (37) 0 0 0 (37) Long-term debt 0 68,596 0 (6,606) 0 (164) 8,444 Deposits 0 0 0 0 0 0 0 Loans at amortized cost 0 0 0 0 0 0 0
Value of Derivatives held as Cash Flow Hedges [text block table]	Derivatives held as cash flow hedges Dec 31, 2023 2023 Dec 31, 2022 2022 in € m. Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Derivatives held as cash flow hedges 416 228 111,462 537 6 1,219 47,976 (802)
Cash Flow Hedge Balances [text block table]
Cash flow hedge balances
in € m.	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Reported in Equity[1]	44	(790)	(42)
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	436	(819)	1
Gains (losses) removed from equity for the year ended	398	71	(54)
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	434	(899)	66
Ineffectiveness recorded within P&L	101	16	25

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Value of Derivatives held as Net Investment Hedges [text block table]	Derivatives held as net investment hedges Dec 31, 2023 2023 Dec 31, 2022 2022 in € m. Assets Liabilities Nominal amount Fair Valuechanges usedfor hedgeeffectiveness Assets Liabilities Nominal amount Fair Valuechanges usedfor hedgeeffectiveness Derivatives held as net investment hedges 736 157 42,751 317 1,044 513 45,749 (2,539) 2023 2022 in € m. Fair value changesrecognized inEquity1 Hedgeineffectiveness Fair value changesrecognized inEquity1 Hedgeineffectiveness Result of net investment hedges (169) (138) 2,410 (329) 1 Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.
Profile of NIH hedging instruments [text block table]	Profile of derivatives held as net investment hedges in € m. Within 1 year 1–3 years 3–5 years Over 5 years As of December 31, 2023 Nominal amount Foreign exchange forwards 33,347 85 18 0 Nominal amount Foreign exchange swaps 8,683 579 39 0 Total 42,030 664 57 0 As of December 31, 2022 Nominal amount Foreign exchange forwards 34,664 229 21 0 Nominal amount Foreign exchange swaps 10,776 59 0 0 Total 45,440 288 21 0